CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues:
Minimum rents	$ 420,355	$ 472,244	$ 524,958
Percentage rents	18,404	16,631	19,048
Tenant recoveries	242,633	243,890	261,162
Management Companies	42,895	40,757	40,716
Other	30,778	29,900	30,298
Total revenues	755,065	803,422	876,182
Expenses:
Shopping center and operating expenses	244,401	256,112	280,077
Management Companies' operating expenses	90,414	79,305	77,072
REIT general and administrative expenses	20,703	25,933	16,520
Depreciation and amortization	244,543	259,909	261,339
Total expenses before interest	600,061	621,259	635,008
Interest expense:
Related parties	14,254	19,413	14,970
Other	198,564	247,632	280,102
Total interest expense	212,818	267,045	295,072
Gain on early extinguishment of debt, net	(3,661)	(29,161)	(84,143)
Total expenses	809,218	859,143	845,937
Equity in income of unconsolidated joint ventures	79,529	68,160	93,831
Co-venture expense	(6,193)	(2,262)
Income tax benefit (provision)	9,202	4,761	(1,126)
Gain (loss) on sale or write down of assets, net	497	161,937	(29,574)
Income from continuing operations	28,882	176,875	93,376
Discontinued operations:
(Loss) gain on sale or write down of assets, net	(23)	(40,171)	98,288
(Loss) income from discontinued operations	(439)	2,546	3,351
Total (loss) income from discontinued operations	(462)	(37,625)	101,639
Net income	28,420	139,250	195,015
Less net income attributable to noncontrolling interests	3,230	18,508	28,966
Net income attributable to the Company	25,190	120,742	166,049
Less preferred dividends			4,124
Net income available to common stockholders	$ 25,190	$ 120,742	$ 161,925
Earnings per common share attributable to Company - basic:
Income from continuing operations (in dollars per share)	$ 0.19	$ 1.85	$ 1.00
Discontinued operations (in dollars per share)		$ (0.40)	$ 1.17
Net income available to common stockholders (in dollars per share)	$ 0.19	$ 1.45	$ 2.17
Earnings per common share attributable to Company - diluted:
Income from continuing operations (in dollars per share)	$ 0.19	$ 1.85	$ 1.00
Discontinued operations (in dollars per share)		$ (0.40)	$ 1.17
Net income available to common stockholders (in dollars per share)	$ 0.19	$ 1.45	$ 2.17
Weighted average number of common shares outstanding:
Basic (in shares)	120,346,000	81,226,000	74,319,000
Diluted (in shares)	120,346,000	81,226,000	86,794,000